Taxes - Additional Information (Details) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020	Jan. 31, 2019
Operating Loss Carryforwards [Line Items]
Current tax provision	$ 22,187	$ 999	$ 1,314	$ (13,714)	$ 3,162
Deferred tax expense	(25,708)	(15,476)	59,379	9,410	8,595
Operating loss carryforwards				82,500
Unrecognized tax benefits	$ 3,115	$ 3,918	$ 3,768	14,340	$ 3,773	$ 2,081
U.S. Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				38,700
Interest expense carryforwards				58,000
U.S. state and local
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				14,000
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 29,800